Prepaid and Other Current Assets - Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid member referral fees and deferred sales incentive compensation (Note 16)	$ 51,629	$ 31,617
Prepaid lease cost	39,911	61,232
Prepaid software	21,137	19,981
Other prepaid expenses	66,989	50,013
Total prepaid expenses	$ 179,666	$ 162,843